Investments (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Equity	R$ 42,401,124	R$ 36,928,054	R$ 29,857,376	R$ 27,333,533
Capital increase
Profit for the year	8,462,059	9,579,563	3,523,531
Investments	208,431	185,364
Dividends distributed	(25,086)
Equity in the earnings of subsidiaries	48,262	35,322	32,394
Other investments	45,927	30,439
Overall total	254,358	215,803
Seasamm [Member]
IfrsStatementLineItems [Line Items]
Equity	91,455	75,307	61,275
Capital increase
Dividends distributed	(5,382)
Profit for the year	R$ 21,530	R$ 18,709	R$ 20,389
Equity interest percentage	36.00%	36.00%	36.00%
Investments	R$ 32,924	R$ 27,111
Dividends distributed	(1,938)
Equity in the earnings of subsidiaries	7,751	6,735	R$ 7,340
Aguas De Andradinas [Member]
IfrsStatementLineItems [Line Items]
Equity	41,291	37,959	34,088
Capital increase
Dividends distributed	(1,173)
Profit for the year	R$ 4,505	R$ 4,939	R$ 3,311
Equity interest percentage	30.00%	30.00%	30.00%
Investments	R$ 12,387	R$ 11,387
Dividends distributed	(352)
Equity in the earnings of subsidiaries	1,352	1,482	R$ 992
Aguas De Castilho [Member]
IfrsStatementLineItems [Line Items]
Equity	12,060	8,782	12,784
Capital increase
Dividends distributed	(892)
Profit for the year	R$ 4,170	R$ 2,155	R$ 1,997
Equity interest percentage	30.00%	30.00%	30.00%
Investments	R$ 3,618	R$ 2,635
Dividends distributed	(267)
Equity in the earnings of subsidiaries	1,250	647	R$ 599
Attend Ambiental [Member]
IfrsStatementLineItems [Line Items]
Equity	60,961	55,162	43,263
Capital increase
Dividends distributed	(31,941)
Profit for the year	R$ 37,740	R$ 18,886	R$ 17,749
Equity interest percentage	45.00%	45.00%	45.00%
Investments	R$ 27,433	R$ 24,824
Dividends distributed	(14,374)
Equity in the earnings of subsidiaries	16,983	8,498	R$ 7,987
Aquapolo Ambiental [Member]
IfrsStatementLineItems [Line Items]
Equity	143,988	116,688	102,442
Capital increase
Dividends distributed	(16,644)
Profit for the year	R$ 43,944	R$ 41,004	R$ 37,516
Equity interest percentage	49.00%	49.00%	49.00%
Investments	R$ 70,555	R$ 57,178
Dividends distributed	(8,155)
Equity in the earnings of subsidiaries	21,532	20,093	R$ 18,383
Paulista Geradora De Energia [Member]
IfrsStatementLineItems [Line Items]
Equity	22,769	27,004	42,307
Capital increase
Dividends distributed
Profit for the year	R$ (1,107)	R$ (443)	R$ 1,728
Equity interest percentage	25.00%	25.00%	25.00%
Cantareira S P Energia [Member]
IfrsStatementLineItems [Line Items]
Equity	R$ 10,975	R$ 10,613	R$ 10,650
Capital increase
Dividends distributed
Profit for the year	R$ 362	R$ (37)	R$ (464)
Equity interest percentage	49.00%	49.00%	49.00%
Investments	R$ 5,378	R$ 5,194
Dividends distributed
Equity in the earnings of subsidiaries	178	(18)	R$ (227)
Barueri Energia Renovavel [Member]
IfrsStatementLineItems [Line Items]
Equity	252,212	251,420	63,309
Capital increase
Dividends distributed
Profit for the year	R$ (2,538)	R$ (12,477)	R$ (1,686)
Equity interest percentage	20.00%	20.00%	20.00%
Investments	R$ 50,443	R$ 50,285
Dividends distributed
Equity in the earnings of subsidiaries	(508)	(2,612)	R$ (2,054)
Infranext [Member]
IfrsStatementLineItems [Line Items]
Equity	4,154	4,154	4,699
Capital increase
Dividends distributed
Profit for the year		R$ (522)	R$ (2,351)
Equity interest percentage	45.00%	45.00%	45.00%
Equity in the earnings of subsidiaries		R$ 608	R$ (1,058)
Paulista Geradora De Energia 1 [Member]
IfrsStatementLineItems [Line Items]
Investments	R$ 5,693	6,750
Dividends distributed
Equity in the earnings of subsidiaries	R$ (276)	R$ (111)	R$ 432